Share-Based Compensation - Additional Information (Detail) - USD ($)						1 Months Ended				12 Months Ended
	Dec. 01, 2016	May 17, 2016	Jan. 03, 2015	Dec. 11, 2014	May 15, 2014	Jul. 31, 2016	May 31, 2015	Nov. 30, 2014	Apr. 30, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 23, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Forfeited/Cancelled										1,907,630
Share-based compensation										$ 31,706,000	$ 17,382,000	$ 6,638,000
Weighted average remaining contractual term options outstanding										7 years 7 months 17 days	8 years 1 month 21 days
Number of options, granted										7,577,122
Ordinary shares, shares issued									147,000,000					147,000,000
Ordinary shares, par value														$ 0.0001
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued										292,062,065	286,865,033
Ordinary shares, par value										$ 0.0001	$ 0.0001
Non-Vested Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation										$ 52,000	$ 180,000	$ 335,000
Unrecognized compensation expense										$ 0
Ordinary shares, shares issued					131,348,411				147,000,000
Modification of vesting of shares, description										The Company shall be entitled to repurchase 50% and 25% of such shares in the case that founders terminate their employments with the Company before April 17, 2015 and during the period from April 17, 2015 to April 17, 2016, respectively, at a price of US$0.0001 per share or the lowest price permitted under applicable laws. Therefore, the Company considered that 50% of the total restricted shares were vested immediately on the amendment date and 25% shall be vested annually on April 17 in the next two years ending April 17, 2016. Before the modification date, May 15, 2014, there were 131,348,411 ordinary shares, of which 45,937,500 were unvested restricted shares. As the result of modification, 19,736,705 vested ordinary shares were classified to unvested restricted shares on the modification date and the corresponding compensation costs for these unvested restricted shares were amortized over the remaining service period.
Unvested restricted shares					45,937,500						28,625,378	57,250,756	58,187,500
Unvested restricted shares, modification					19,736,705							19,736,705
Ordinary shares, par value					$ 0.0001
Fair value of RSUs, per share										$ 0.01
Fair value of RSUs										$ 1,470,000
Total fair value of non-vested restricted shares vested										286,000	$ 286,000	$ 9,000
Non-Vested Restricted Shares [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment vesting percentage					50.00%				25.00%
Non-Vested Restricted Shares [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period					2 years				36 months
Share based payment vesting percentage					25.00%				75.00%
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation										$ 343,000	$ 322,000	$ 18,000
Unrecognized compensation expense	$ 956,000
Shares recognition period	2 years 11 months 12 days
Weighted average remaining contractual term options outstanding	8 years 11 months 9 days
Fair value of RSUs, per share										$ 6.50	$ 0.00	$ 8.51
Fair value of RSUs		$ 1,299,000		$ 340,000						$ 325,000	$ 340,000	$ 0
Intrinsic value of restricted share units exercised										$ 511,000	301,000	0
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued										44,758,220
Number of share options granted								0
Options vested										15,313,350
Options expected to vest										15,053,681
Options expected to vest, weighted-average exercise price										$ 0.0384
Options expected to vest, Aggregate intrinsic value										$ 137,765,000	$ 154,465,000	$ 133,569,000
Weighted average fair value per option at grant date, Granted										$ 6.2405	$ 5.9341	$ 4.9994
Total intrinsic value of options exercised										$ 45,581,000	$ 45,885,000	$ 0
Total fair value of options vested										$ 27,171,000	13,680,000	1,396,000
Number of share options under accelerated vesting to permit immediate exercise							235,000
Incremental cost for acceleration of vesting to permit immediate exercise											162,000
2012 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation											16,026,000	5,848,000
2012 Plan [Member] | Non Employee Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation											756,000	437,000
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements expiration Period										10 years
Incremental cost for acceleration of vesting to permit immediate exercise										$ 1,532,000
Number of options, Forfeited/Cancelled						187,500
Unrecognized compensation expense										$ 68,656,000
Shares recognition period										2 years 8 months 27 days
Weighted average remaining contractual term options outstanding										7 years 7 months 17 days
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued								14,031,194
Increase in number of shares reserved for future issuances										1.50%
Number of shares reserved for future issuances, description										Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.
2014 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period										4 years
2014 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period										2 years
2014 Plan [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period		4 years
2014 Plan [Member] | RSUs [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period				6 months
Share based payment vesting percentage				50.00%
2014 Plan [Member] | RSUs [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted		200,000		40,001
2014 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation										$ 28,096,000
2014 Plan [Member] | Non Employee Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation										$ 3,103,000
Momo BVI Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested										3,458,333
Options expected to vest										4,224,375
Options expected to vest, weighted-average exercise price										$ 0.1089
Options expected to vest, Aggregate intrinsic value										$ 5,000	$ 18,000	$ 0
Weighted average fair value per option at grant date, Granted										$ 0.0000	$ 0.0544	$ 0.0000
Total intrinsic value of options exercised										$ 0	$ 0	$ 0
Total fair value of options vested										$ 185,000	$ 0	$ 0
Number of options, Forfeited/Cancelled										2,200,000
Unrecognized compensation expense										$ 221,000
Shares recognition period										2 years 2 months 27 days
Weighted average remaining contractual term options outstanding										8 years 2 months 9 days	9 years 3 months 4 days
Share incentive plan, term of plan			10 years
Momo BVI Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued			30,000,000
Momo BVI Share Incentive Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period											4 years
Share-based compensation										$ 112,000	$ 98,000
Number of options, granted											10,550,000
Exercise price of share options granted, lower range											$ 0.10
Exercise price of share options granted, upper range											$ 0.11